Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 26 Subsequent Events

On February 3, 2017, the Company acquired an additional 10% equity interest in CPAY from a privately-owned company for $70.0 million. This purchase reduced the remaining redeemable noncontrolling interest in CPAY to 15% of its total outstanding equity and extended the put call arrangement until April 2018.

Management performed an evaluation of the Company’s activity as of the date these audited financial statements were issued, and has concluded that, other than as set forth above, there are no significant events requiring disclosure.